Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Leases (Details) [Line Items]
Operating lease expenses	$ 598,993	$ 727,777	$ 536,475
Short-term lease expenses	$ 55,567	$ 6,702	$ 27,330
Minimum [Member]
Leases (Details) [Line Items]
Lease term	4 months
Maximum [Member]
Leases (Details) [Line Items]
Lease term	94 months